Additional Information of Consolidated Statements of Cash Flows - USD ($) $ in Thousands	Feb. 28, 2022	Mar. 31, 2021	Jan. 04, 2021
ScoutCam Inc
Deconsolidation of ScoutCam upon loss of control:
Net working capital other than cash		$ 113
Property and equipment, net		(370)
Lease liability- long term		144
ScoutCam investment at fair value		11,843
Derecognition of non-controlling interests		3,024
Gain arising from deconsolidation upon loss of control		(11,502)
Net cash deconsolidated upon loss of control		$ 3,252
Jeffs’ Brands Ltd.
Deconsolidation of ScoutCam upon loss of control:
Net working capital other than cash			$ (279)
Intangible assets			1,444
Inventory			778
Deferred taxes			(143)
Non-controlling interests			(1,024)
Borrowings			(1,451)
Non-cash consideration			(131)
Goodwill			516
Net cash acquired			$ (290)
Gix Internet Ltd.
Deconsolidation of ScoutCam upon loss of control:
Net working capital other than cash	$ (8,097)
Intangible assets	17,417
Severance - accrual	(125)
Investments accounted for using the equity method	(4,606)
Deferred taxes	(1,964)
Lease asset and property and equipment, net	888
Non-controlling interests	(6,129)
Long- term Borrowings	(4,662)
Share premium	143
Goodwill	6,699
Gain arising from consolidation upon gain of control	(2,300)
Net cash acquired	$ (2,736)